Document And Entity Information	Dec. 29, 2023
Document Information Line Items
Entity Registrant Name	Iron Horse Acquisitions Corp.
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001901203
Document Period End Date	Dec. 29, 2023
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE
Entity File Number	333-275076
Entity Tax Identification Number	85-1783294
Entity Address, Address Line One	P.O. Box 2506
Entity Address, City or Town	Toluca Lake
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91610
City Area Code	310
Local Phone Number	290-5383
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Document Information Line Items
Trading Symbol	IROH
Title of 12(b) Security	Common Stock
Security Exchange Name	NASDAQ
Rights [Member]
Document Information Line Items
Trading Symbol	IROHR
Title of 12(b) Security	Rights
Security Exchange Name	NASDAQ
Units [Member]
Document Information Line Items
Trading Symbol	IROHU
Title of 12(b) Security	Units
Security Exchange Name	NASDAQ
Warrants [Member]
Document Information Line Items
Trading Symbol	IROHW
Title of 12(b) Security	Warrants
Security Exchange Name	NASDAQ